THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL
CAP VALUE FUND
JULY 31, 2024
(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 93.2%
	Shares	Value
COMMUNICATION SERVICES — 4.7%
Nexstar Media Group, Cl A	5,887	$1,087,859
Ziff Davis *	5,528	264,680
		1,352,539

CONSUMER DISCRETIONARY — 5.9%
Golden Entertainment	8,533	285,258
Lithia Motors, Cl A	2,818	778,698
Modine Manufacturing *	3,477	409,104
Oxford Industries	2,128	224,142
		1,697,202

CONSUMER STAPLES — 3.4%
MGP Ingredients	2,472	201,592
Spectrum Brands Holdings	9,341	790,342
		991,934

ENERGY — 10.7%
DT Midstream	16,985	1,279,990
Magnolia Oil & Gas, Cl A	8,940	243,526
TechnipFMC	35,337	1,042,441
Viper Energy, Cl A	12,653	539,903
		3,105,860

FINANCIALS — 17.4%
BGC Group, Cl A	93,930	865,095
Columbia Banking System	23,406	612,301
FB Financial	20,078	937,442
First Merchants	24,340	982,119
Pacific Premier Bancorp	26,735	723,449
Starwood Property Trust ‡	45,771	913,132
		5,033,538

HEALTH CARE — 7.9%
Enovis *	10,055	479,020
Ligand Pharmaceuticals *	10,357	1,128,810
LivaNova PLC *	7,112	351,333
ModivCare *	14,132	322,492
		2,281,655

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL
CAP VALUE FUND
JULY 31, 2024
(UNAUDITED)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — 24.6%
Atmus Filtration Technologies *	14,654	$451,929
Brink's	4,015	441,610
BWX Technologies	12,088	1,202,635
CBIZ *	16,365	1,135,731
Esab	8,512	864,819
ESCO Technologies	3,963	487,291
GXO Logistics *	14,498	811,598
OPENLANE *	42,041	751,693
Verra Mobility, Cl A *	21,881	659,274
XPO *	2,621	301,127
		7,107,707

INFORMATION TECHNOLOGY — 8.7%
ACI Worldwide *	10,156	439,044
InterDigital	4,426	543,335
Kyndryl Holdings *	28,441	764,210
OSI Systems *	2,064	305,431
Verint Systems *	12,449	449,907
		2,501,927

MATERIALS — 5.3%
HB Fuller	2,363	203,690
Silgan Holdings	22,370	1,150,489
Summit Materials, Cl A *	4,474	186,924
		1,541,103

REAL ESTATE — 4.6%
Community Healthcare Trust ‡	17,488	380,539
Equity Commonwealth ‡ *	24,744	504,035
Newmark Group, Cl A	33,549	435,466
		1,320,040

TOTAL COMMON STOCK
(Cost $21,229,664)		26,933,505

EXCHANGE TRADED FUND — 2.0%

iShares Russell 2000 Value ETF
(Cost $572,454)	3,453	591,188

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL
CAP VALUE FUND
JULY 31, 2024
(UNAUDITED)

SHORT-TERM INVESTMENT — 5.1%
	Shares	Value
First American Treasury Obligations Fund, Cl X, 5.200% (A)
(Cost $1,460,749)	1,460,749	$1,460,749
TOTAL INVESTMENTS— 100.3%
(Cost $23,262,867)		$28,985,442

Percentages are based on Net Assets of $28,908,947.
*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	The rate shown is the 7-day effective yield as of July 31, 2024.

Cl — Class
ETF — Exchange Traded Fund
PLC — Public Limited Company

CAR-QH-001-2100

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